Consolidated Statements of Income and Comprehensive Income (Loss) (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share-based compensation expenses	¥ 17,653	$ 2,725	¥ 23,598	¥ 45,317